Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of information about the Company's segments as well as reconciliations to consolidated financial statement amounts
The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Other (a)	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2017
Interest income	$3,296	$—	$23	$—	$(132)	$3,187
Interest expense	765	—	21	—	30	816
Provision for finance receivable losses	955	—	7	—	(15)	947
Net interest income (loss) after provision for finance receivable losses	1,576	—	(5)	—	(147)	1,424
Other revenues (b)	549	—	23	—	(32)	540
Acquisition-related transaction and integration expenses	66	—	6	—	(3)	69
Other expenses	1,458	2	11	—	29	1,500
Income (loss) before income tax expense (benefit)	$601	$(2)	$1	$—	$(205)	$395

Assets (c)	$16,793	$—	$680	$—	$2,172	$19,645

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Other (a)	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2016
Interest income	$3,314	$102	$51	$—	$(371)	$3,096
Interest expense	738	20	43	—	55	856
Provision for finance receivable losses	908	14	6	—	1	929
Net interest income (loss) after provision for finance receivable losses	1,668	68	2	—	(427)	1,311
Net gain on sale of SpringCastle interests	—	167	—	—	—	167
Other revenues (b)	609	—	(16)	—	(6)	587
Acquisition related transaction and integration expenses	100	1	27	—	(20)	108
Other expenses	1,461	16	29	—	54	1,560
Income before income taxes	716	218	(70)	—	(467)	397
Income before income tax attributable to non-controlling interests	—	28	—	—	—	28
Income (loss) before income tax expense (benefit) attributable to Springleaf Finance Corporation	$716	$190	$(70)	$—	$(467)	$369

Assets (c)	$15,783	$—	$590	$—	$1,967	$18,340

At or for the Year Ended December 31, 2015
Interest income	$1,470	$455	$76	$—	$(91)	$1,910
Interest expense	242	87	268	(5)	123	715
Provision for finance receivable losses	346	68	(1)	—	298	711
Net interest income (loss) after provision for finance receivable losses	882	300	(191)	5	(512)	484
Other revenues	274	5	19	(5)	(18)	275
Acquisition related transaction and integration expenses	16	1	48	—	(3)	62
Other expenses	768	61	50	—	14	893
Income (loss) before income tax expense (benefit)	372	243	(270)	—	(541)	(196)
Income before income tax attributable to non-controlling interests	—	127	—	—	—	127
Income (loss) before income tax expense (benefit) attributable to Springleaf Finance Corporation	$372	$116	$(270)	$—	$(541)	$(323)

Assets	$15,875	$1,784	$1,415	$—	$2,322	$21,396

(a)	Real Estate segment has been combined with “Other” for the prior period.

(b)	Other revenues reported in “Other” primarily includes interest income on the SFC’s note receivable from SFI. See Note 12 for further information on the notes receivable from parent and affiliates.

(c)	Assets reported in “Other” primarily includes notes receivable from parent discussed above. See Note 12 for further information on the note receivable from parent.
We allocate revenues and expenses (on a Segment Accounting Basis) to each segment using the following methodologies:

Interest income	Directly correlated with a specific segment.
Interest expense	Acquisitions and Servicing - This segment includes interest expense specifically identified to the SpringCastle Portfolio.
Consumer and Insurance and Other - The Company has securitization debt and unsecured debt. The Company first allocates interest expense to its segments based on actual expense for securitizations and secured term debt and using a weighted average for unsecured debt allocated to the segments. Interest expense for unsecured debt is recorded to each of the segments using a weighted average interest rate applied to allocated average unsecured debt. Average unsecured debt allocations for the periods presented are as follows:

Subsequent to the OneMain Acquisition
Total average unsecured debt is allocated as follows:
● Other - at 100% of asset base. (Asset base represents the average net finance receivables including finance receivables held for sale); and
● Consumer and Insurance - receives remainder of unallocated average debt.
The net effect of the change in debt allocation and asset base methodologies for 2015, had it been in place as of the beginning of the year, would be an increase in interest expense of $208 million for Consumer and Insurance and a decrease in interest expense of $208 million for Other.

For the period first quarter 2015 to the OneMain Acquisition
Total average unsecured debt was allocated to Consumer and Insurance and Other, such that the total debt allocated across each segment equaled 83% of the Consumer and Insurance asset base, and 100% of the Other asset base. Any excess was allocated to Consumer and Insurance.

Average unsecured debt was allocated after average securitized debt to achieve the calculated average segment debt.
Asset base represented the following:
● Consumer and Insurance - average net finance receivables, including average net finance receivables held for sale; and
●  Other - average net finance receivables, including average net finance receivables held for sale, investments including proceeds from Real Estate sales, cash and cash equivalents, less proceeds from equity issuance in 2015 and operating cash reserve and cash included in other segments.

Provision for finance receivable losses
Directly correlated with specific segment, except for allocations related to personal loans and retail in Other, which are based on the remaining delinquent accounts as a percentage of total delinquent accounts.

Other revenues	Directly correlated with a specific segment, except for:
● Net gain (loss) on repurchases and repayments of debt - Allocated to each of the segments based on the interest expense allocation of debt.
● Gains and losses on foreign currency exchange - Allocated to each of the segments based on the interest expense allocation of debt.
Acquisition-related transaction and integration expenses
Consists of: (i) acquisition-related transaction and integration costs related to the OneMain Acquisition, including legal and other professional fees, which we primarily report in Other, as these are costs related to acquiring the business as opposed to operating the business; (ii) software termination costs, which are allocated to Consumer and Insurance; and (iii) incentive compensation incurred above and beyond expected cost from acquiring and retaining talent in relation to the OneMain Acquisition, which are allocated to each of the segments based on services provided.

Other expenses
Salaries and benefits - Directly correlated with a specific segment. Other salaries and benefits not directly correlated with a specific segment are allocated to each of the segments based on services provided.

Other operating expenses - Directly correlated with a specific segment. Other operating expenses not directly correlated with a specific segment are allocated to each of the segments based on services provided.

Insurance policy benefits and claims - Directly correlated with a specific segment.

The “Segment to GAAP Adjustment” column in the following tables primarily consists of:

•
Interest income - reverses the impact of premiums/discounts on purchased finance receivables and the interest income recognition under guidance in ASC 310-20, Nonrefundable Fees and Other Costs, and ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, and reestablishes interest income recognition on a historical cost basis;

•	Interest expense - reverses the impact of premiums/discounts on acquired long-term debt and reestablishes interest expense recognition on a historical cost basis;

•
Provision for finance receivable losses - reverses the impact of providing an allowance for finance receivable losses upon acquisition and reestablishes the allowance on a historical cost basis and reverses the impact of recognition of net charge-offs on purchased credit impaired finance receivables and reestablishes the net charge-offs on a historical cost basis;

•	Other revenues - reestablishes the historical cost basis of mark-to-market adjustments on finance receivables held for sale and on realized gains/losses associated with our investment portfolio;

•	Acquisition-related transaction and integration expenses - reestablishes the amortization of purchased software assets on a historical cost basis;

•
Other expenses - reestablishes expenses on a historical cost basis by reversing the impact of amortization from acquired intangible assets and including amortization of other historical deferred costs; and

•	Assets - revalues assets based on their fair values at the effective date of the OneMain Acquisition and the Fortress Acquisition.